UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ---------------
                                   FORM N-CSR
                                 ---------------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22112

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
               (Exact name of registrant as specified in charter)
                                 ---------------

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                               c/o SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-676-1000

                      DATE OF FISCAL YEAR END: MAY 31, 2008

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.




                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                              Financial Statements

                       For the period from August 31, 2007
                         (commencement of operations) to
                                November 30, 2007

                                   (Unaudited)

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

--------------------------------------------------------------------------------

                               SECTOR WEIGHTINGS +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed Securities                                                44.15%
Asset-Backed Securities                                                   30.35%
Cash Equivalent                                                           16.31%
Corporate Bonds                                                            4.64%
Commercial Paper                                                           2.74%
U.S. Treasury Obligations                                                  1.58%
U.S. Government Agency Obligations                                         0.20%
Purchased Option                                                           0.04%

+ Percentages based on total investments

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                MORTGAGE-BACKED SECURITIES - 56.0%

                AGENCY MORTGAGE-BACKED SECURITIES - 34.8%
$  17,500,000   FHLMC                                                                   6.000%       12/15/18       $   17,866,415
   43,798,302   FHLMC CMO STRIPS, Ser 232, IO                                           5.000%       08/01/35           10,668,934
    2,497,127   FHLMC CMO STRIPS, Ser 233, Cl 4 IO                                      4.500%       09/15/35              596,501
      764,809   FHLMC CMO STRIPS, Ser 233, Cl 6 IO                                      4.500%       08/15/35              181,046
    4,911,530   FHLMC CMO STRIPS, Ser 233, Cl 12 IO                                     5.000%       09/15/35            1,067,494
    9,877,642   FHLMC, Ser 3349, Cl FE (1)                                              5.140%       07/15/37            9,856,458
   19,275,237   FHLMC, Ser 3346, Cl FT (1)                                              5.000%       10/15/33           19,144,013
   14,729,561   FHLMC, Ser 3361, Cl AF (1)                                              5.000%       11/15/36           14,674,790
  362,700,000   FNMA TBA                                                         4.500%-6.500%   12/1/18-01/01/37      369,307,486
   42,267,046   FMNA ARM                                                         3.844%-5.877%   10/1/33-10/01/37       42,726,534
    1,165,041   FNMA CMO STRIPS, Ser 359, Cl 6 IO                                       5.000%       11/01/35              262,853
   92,391,485   FNMA CMO STRIPS, Ser 360, Cl 2 IO                                       5.000%       08/01/35           22,559,390
    3,979,660   FNMA CMO STRIPS, Ser 365, Cl 4 IO                                       5.000%       04/01/36              905,589
    3,369,942   FNMA CMO STRIPS, Ser 369, Cl 1 IO                                       5.000%       03/01/36              713,448
   16,334,196   FNMA, Ser 44, Cl FK (1)                                                 5.561%       06/25/36           16,256,921
    9,860,280   FNMA, Ser 76, Cl QF (1)                                                 5.531%       08/25/36            9,826,867
   15,000,000   FNMA, Ser 81, Cl PF (1)                                                 5.501%       08/25/37           14,884,903
   21,414,420   GNMA ARM                                                         4.500%-6.375%  06/20/23-05/20/36       21,566,851
   18,250,254   GNMA (1)                                                         4.750%-5.500%  12/20/33-04/20/34       18,269,717
                                                                                                                    --------------
                                                                                                                       591,336,210
                                                                                                                    --------------
                NON-AGENCY MORTGAGE-BACKED SECURITIES - 21.2%
      602,374   ABN Amro Mortgage, Ser 2003-3, Cl B3                                    5.750%       02/25/33              511,857
      228,831   Adjustable Rate Mortgage NIM Trust, Ser 2005-4, Cl A (6)                5.500%       12/27/35               80,091
    6,044,942   Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2 (1)                  4.515%       06/25/35            6,035,125
    2,102,355   Adjustable Rate Mortgage Trust, Ser 2005-5, Cl 1A1 (1)                  4.948%       09/25/35            2,079,893
    6,797,918   American Home Mortgage Investment Trust,
                   Ser 2006-1, Cl 2A3 (1)                                               5.100%       12/25/35            6,127,458
    1,204,668   American Home Mortgage Assets Trust,
                   Ser 2006-3, Cl M5 (1)                                                5.403%       10/25/46              852,717


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007            1

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (unaudited)
                                November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                MORTGAGE-BACKED SECURITIES (CONTINUED)

                NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
$   2,065,955   American Home Mortgage Investment Trust,
                   Ser 2005-1, Cl 4A1 (1)                                               4.992%       06/25/45       $    2,077,782
   13,319,885   American Home Mortgage Investment Trust,
                   Ser 2005-1, Cl 6A (1)                                                5.294%       06/25/45           13,238,186
   11,192,174   American Home Mortgage Investment Trust,
                   Ser 2005-4, Cl 5A (1)                                                5.350%       11/25/45           11,115,203
    5,538,888   Banc of America Funding, Ser 2004-C, Cl 2A2 (1)                         6.480%       12/20/34            5,582,398
    9,889,377   Bear Stearns Alternative Trust, Ser 2004-12, Cl 2A2 (1)                 5.319%       01/25/35            9,603,308
      548,000   Bear Stearns Commercial Mortgage Securities,
                   Ser 2007-T28, Cl F (1)(6)                                            6.177%       09/11/42              467,855
      955,000   Bear Stearns Commercial Mortgage Securities,
                   Ser 2007-T28, Cl G (1)                                               6.177%       09/11/42              769,074
      439,291   Bear Stearns Mortgage Funding Trust,
                   Ser 2006-SL5, Cl 1A (1)                                              5.281%       12/25/36              196,757
    1,750,000   Commercial Mortgage Pass-Through Certificates,
                   Ser 2006-C8, Cl G (1)                                                5.594%       12/10/46            1,453,329
    2,802,078   Countrywide Alternative Loan Trust,
                   Ser 2004-33, Cl 1A1 (1)                                              5.005%       12/25/34            2,791,536
    1,355,000   Countrywide Alternative Loan Trust,
                   Ser 2005-69, Cl M3 (1)                                               5.939%       12/25/35            1,062,193
    1,551,304   Countrywide Alternative Loan Trust,
                   Ser 2005-IM1, Cl M3 (1)                                              6.789%       01/25/36              569,981
    1,615,551   Countrywide Alternative Loan Trust,
                   Ser 2006-OA4, Cl M4 (1)                                              5.609%       04/25/46            1,272,599
    1,100,419   Countrywide Alternative Loan Trust,
                   Ser 2006-OA4, Cl M5 (1)                                              5.659%       04/25/46              848,148
    2,800,000   Countrywide Alternative Loan Trust,
                   Ser 2006-OA11, Cl M3 (1)                                             5.219%       09/25/46            2,729,209
    1,205,000   Countrywide Alternative Loan Trust,
                   Ser 2006-OA16, Cl M5 (1)                                             5.339%       10/25/46              534,869
    1,764,519   Countrywide Home Loans, Ser 2004-22, Cl A1 (1)                          5.089%       11/25/34            1,766,564
    5,972,889   Countrywide Home Loans, Ser 2005-20, Cl A5                              5.500%       10/25/35            5,690,416
    1,651,615   Countrywide Home Loans, Ser 2005-27, Cl B1                              5.500%       12/25/35            1,311,791
    4,299,360   Countrywide Home Loans, Ser 2005-HY10, Cl 1A1 (1)                       5.290%       02/20/36            4,409,428
      472,900   Countrywide Home Loans, Ser 2005-HYB9, Cl 1A2 (1)                       5.150%       02/20/36              467,624
    3,218,000   Countrywide Home Loans, Ser 2006-OA5, Cl 1M4 (1)                        5.838%       04/25/46            1,630,158
    5,881,907   Countrywide Home Loans, Ser 2007-17, Cl M (1)                           6.237%       10/25/37            5,082,138
    9,255,093   Countrywide Home Loans, Ser 2007-HYB1, Cl 1A1 (1)                       5.575%       03/25/37            9,195,390
    6,867,825   Credit Suisse First Boston Mortgage Securities,
                   Ser 2005-3, Cl 5A1                                                   5.500%       07/25/20            6,944,315
    1,533,028   Credit Suisse Mortgage Capital Certification,
                   Ser 2006-7, Cl 11A1 (1)                                              5.631%       08/25/36            1,480,755
    4,000,000   Credit Suisse/Morgan Stanley Commercial,
                   Ser 2006-HC1A, Cl A2 (1)(6)                                          4.910%       05/15/23            3,941,201
    3,000,000   Crown Castle Towers, Ser 2005-1A, Cl AFL (1)(6)                         5.030%       06/15/35            3,010,290
       49,000   DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl M4 (1)                       5.430%       04/19/47               40,218
       30,000   DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl M7 (1)                       6.440%       04/19/47               22,514
       30,000   DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl M5 (1)                       5.500%       04/19/47               23,869


--------------------------------------------------------------------------------
2            SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                MORTGAGE-BACKED SECURITIES (CONTINUED)

                NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
$      60,000   DSLA Mortgage Loan Trust, Ser 2006-AR2, Cl M4 (1)                       5.290%       11/19/37       $       48,113
    1,341,285   DSLA Mortgage Loan Trust, Ser 2006-AR2, Cl B2 (1)                       5.890%       11/19/44            1,109,704
      960,974   First Horizon Alternative Mortgage Trust,
                   Ser 2005-AA3, Cl 3A1 (1)                                             5.351%       05/25/35              949,650
   20,061,459   First Horizon Alternative Mortgage Trust,
                   Ser 2006-AA6, Cl 2A1 (1)                                             5.642%       11/25/36           19,639,049
    1,916,428   First Horizon Mortgage Pass-Through Trust,
                   Ser 2006-AR1, Cl 2A1 (1)                                             5.862%       05/25/36            1,937,818
    5,687,183   First Horizon Mortgage Pass-Through Trust,
                   Ser 2006-AR3, Cl 1A1 (1)                                             5.684%       11/25/36            5,707,498
    1,556,387   First Union-Chase Commercial Mortgage,
                   Ser 1999-C2, Cl A2                                                   6.645%       06/15/31            1,576,978
    2,556,860   Goldman Sachs Mortgage Loan Trust,
                   Ser 2005-AR1, Cl 1A1 (1)                                             4.523%       01/25/35            2,561,654
   21,500,000   Goldman Sachs Mortgage Securities,
                   Ser 2006-GG6, Cl AM (1)                                              5.622%       04/10/38           21,099,100
    5,162,831   GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2 (1)                       4.660%       04/25/35            5,096,390
      479,574   Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1 (1)                  6.805%       11/19/34              492,860
    1,303,525   Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11 (1)(6)               6.490%       06/20/35            1,042,209
    1,723,256   HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4 (1)                5.451%       07/25/35            1,663,199
    1,986,114   Impac Trust, Ser 2004-10, Cl 4M1                                        5.389%       03/25/35            1,618,704
      657,607   Impac Secured Assets Trust, Ser 2006-4, Cl A2A (1)                      5.211%       01/25/37              656,418
    1,157,873   Impac Secured Assets Trust, Ser 2006-5, Cl 1A1A (1)                     5.241%       02/25/37            1,154,775
   30,725,656   Impac Secured Assets Trust, Ser 2007-1, Cl A1 (1)                       4.849%       03/25/37           30,630,670
   21,337,098   Impac Secured Assets Trust, Ser 2007-2, Cl 1A1A (1)                     4.899%       05/25/37           21,207,223
      250,000   Indymac Index Mortgage Loan Trust,
                   Ser 2006-AR2, Cl M1 (1)                                              5.581%       04/25/46              229,589
    1,367,000   Indymac Index Mortgage Loan Trust,
                   Ser 2006-AR2, Cl M6 (1)                                              6.539%       04/25/46              795,850
       50,000   Indymac Index Mortgage Loan Trust,
                   Ser 2006-AR2, Cl M6 (1)                                              5.681%       07/25/46               35,159
      970,000   Indymac Index Mortgage Loan Trust,
                   Ser 2006-AR4, Cl M4 (1)                                              5.489%       05/25/46              697,794
       40,000   Indymac Index Mortgage Loan Trust,
                   Ser 2006-AR6, Cl M7 (1)                                              6.681%       06/25/47               29,250
      575,374   Indymac Index Mortgage Loan Trust,
                   Ser 2006-AR11, Cl 4A1 (1)                                            5.784%       06/25/36              569,389
    1,270,000   Indymac Index Mortgage Loan Trust,
                   Ser 2006-AR12, Cl M2 (1)                                             5.339%       09/25/46            1,058,813
    2,250,000   JPMorgan Chase Chase Commercial Mortgage,
                   Ser 2007-CB19, Cl F (1)(6)                                           5.937%       02/12/49            1,751,451
      786,000   JPMorgan Chase Chase Commercial Mortgage,
                   Ser 2007-CB19, Cl H (1)(6)                                           5.937%       02/12/49              485,096
    3,025,162   Merrill Lynch Mortgage Investors Trust,
                   Ser 2005-A4, Cl 1A (1)                                               5.118%       07/25/35            3,086,938
      159,281   Merrill Lynch Mortgage Investors Trust,
                   Ser 2005-A8, Cl A1B1 (1)                                             5.250%       08/25/36              159,433
    9,324,504   MLCC Mortgage Investors, Ser 2006-1, Cl 1A (1)                          5.301%       02/25/36            9,387,630
    1,750,000   Morgan Stanley Capital I, Ser 2006-IQ12, Cl F (1)                       5.557%       12/15/43            1,488,944


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007            3

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                MORTGAGE-BACKED SECURITIES (CONTINUED)

                NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
$   4,860,770   Morgan Stanley Mortgage Loan Trust,
                   Ser 2004-10AR, Cl 1A (1)                                             7.351%       11/25/34       $    5,021,251
      675,469   Nomura Asset Acceptance, Ser 2007-1, Cl 1A1A (2)                        5.995%       03/25/47              677,542
      426,909   Nomura Asset Securities Ser 1998-D6, Cl A1B                             6.590%       03/15/30              427,607
    4,257,073   Prime Mortgage Trust, Ser 2005-4, Cl 2A8                                5.500%       10/25/35            4,098,573
    1,949,439   Prudential Securities Secured, Ser 1998-C1, Cl A1B                      6.506%       07/15/08            1,944,897
    1,223,517   Residential Accredit Loans, Ser 2006-QO1, Cl 2A3(1)                     5.189%       02/25/46            1,186,431
      123,602   Residential Accredit Loans, Ser 2006-QO4, Cl N1                         6.048%       04/25/46              122,675
    2,000,000   Residential Accredit Loans, Ser 2006-QO6, Cl M5 (1)                     5.289%       06/25/46            1,000,000
    8,184,010   Residential Asset Securitization Trust,
                   Ser 2004-IP2, Cl 3A1 (1)                                             5.248%       12/25/34            8,138,211
    4,843,670   Residential Asset Securitization Trust,
                   Ser 2007-A8, Cl 3A1 (1)                                              6.113%       08/25/22            4,839,985
    1,995,447   Residential Funding Mortgage Securities I,
                   Ser 2007-S7, Cl M1                                                   6.000%       07/25/37            1,966,905
      947,838   Residential Funding Mortgage Securities I,
                   Ser 2007-S7, Cl M2                                                   6.000%       07/25/37              921,026
      883,983   Residential Funding Mortgage Securities I,
                   Ser 2007-S7, Cl M3                                                   6.000%       07/25/37              800,719
    6,498,000   Specialty Underwriting $ Residential,
                   Ser 2005-AB3, Cl A2B (1)                                             5.380%       09/25/36            6,356,402
    2,840,500   Structured Adjustable Rate Mortgage Loan,
                   Ser 2005-16SX, Cl M2 (1)                                             5.689%       08/25/35            1,959,945
    5,941,667   Structured Adjustable Rate Mortgage Loan,
                   Ser 2005-7, Cl 1A3 (1)                                               5.451%       04/25/35            5,921,252
      785,000   Structured Asset Mortgage Investment,
                   Ser 2006-AR1, Cl B4 (1)                                              5.739%       02/25/36              505,099
      515,000   Structured Asset Mortgage Investment,
                   Ser 2006-AR1, Cl B5 (1)                                              5.839%       02/25/36              309,563
    1,200,000   Structured Asset Securities, Ser 2006-NC1, Cl A4 (1)                    4.939%       05/25/36            1,092,553
    1,278,207   WAMU Mortgage Pass-Through Certificates,
                   Ser 2005-AR2, Cl B9 (1)                                              6.705%       01/25/45              941,479
   22,519,045   WAMU Mortgage Pass-Through Certificates,
                   Ser 2007-HY4, Cl 1A1 (1)                                             5.559%       04/25/37           22,378,146
   23,707,631   WAMU Mortgage Pass-Through Certificates,
                   Ser 2007-HY6, Cl 1A1 (1)                                             5.707%       06/25/37           23,622,670
      737,306   Washington Mutual Mortgage Pass-Through Certificates,
                   Ser 2007-HY2, Cl 1A1 (1)                                             5.776%       04/25/37              723,007
    9,797,270   Washington Mutual Mortgage Pass-Through Certificates,
                   Ser 2007-OA3, Cl 5A (1)                                              5.609%       04/25/47            9,514,070
    1,534,224   Wells Fargo Mortgage-Backed Securities,
                   Ser 2005-AR16, 4A1 (1)                                               4.992%       10/25/35            1,524,627
                                                                                                                    --------------
                                                                                                                       358,978,222
                                                                                                                    --------------

                TOTAL MORTGAGE-BACKED SECURITIES (COST $956,667,973)                                                   950,314,432
                                                                                                                    --------------


--------------------------------------------------------------------------------
4            SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ASSET-BACKED SECURITIES - 38.5%

                AUTOMOTIVE - 0.4%
$   6,000,000   Daimler Chrysler Auto Trust, Ser 2007-A, Cl A2B (1)                     5.266%       03/08/11       $    5,994,360
                                                                                                                    --------------
                MORTGAGE RELATED SECURITIES - 15.0%
    3,600,000   Ace Securities, Ser 2003-NC1, Cl M1 (1)                                 5.653%       07/25/33            3,378,988
    1,750,000   Ace Securities, Ser 2003-OP1, Cl M1 (1)                                 5.489%       12/25/33            1,698,040
    2,583,281   Ace Securities, Ser 2005-HE7, Cl A1B2 (1)                               5.089%       11/25/35            2,338,752
    3,000,000   Ace Securities, Ser 2005-HE7, Cl A2D (1)                                5.119%       11/25/35            2,866,291
    2,885,000   Ace Securities, Ser 2006-HE1, Cl A2B (1)                                5.002%       02/25/36            2,828,043
    7,000,000   Ace Securities, Ser 2006-NC3, Cl A2B (1)                                5.241%       12/25/36            6,655,314
    4,325,000   Ace Securities, Ser 2006-OP1, Cl M2 (1)                                 5.163%       04/25/36            2,546,620
    1,959,802   Ace Securities, Ser 2007-HE4, Cl A2A (1)                                4.920%       05/25/37            1,907,335
      173,281   Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1(1)               5.489%       01/25/34              172,882
    2,372,734   Ameriquest Mortgage Securities, Ser 2003-2, Cl M1 (1)                   6.139%       03/25/33            2,117,058
    1,000,000   Argent Securities, Ser 2003-W5, Cl M1 (1)                               5.489%       10/25/33              985,285
    2,273,703   Argent Securities, Ser 2003-W9, Cl M1 (1)                               5.479%       03/25/34            2,248,773
    5,500,000   Argent Securities, Ser 2006-M3, Cl A2B (1)                              5.231%       10/25/36            5,301,923
    4,166,155   Argent Securities, Ser 2006-W2, Cl A2B (1)                              5.321%       03/25/36            4,029,698
      999,998   Asset-Backed Funding Certificates,
                   Ser 2004-OPT5, Cl M1 (1)                                             5.221%       03/25/34              944,301
    2,540,000   Asset-Backed Funding Certificates,
                   Ser 2006-OPT1, Cl A3C2 (1)                                           5.281%       09/25/36            2,362,700
      329,939   Asset-Backed Funding NIM, Ser 2005-HE2A, Cl N1 (6)                      6.000%       07/26/35               11,053
    2,827,912   Asset-Backed Securities Home Equity Loan Trust,
                   Ser 2003-HE5, Cl M1 (1)                                              5.402%       09/15/33            2,680,771
    3,800,000   Asset-Backed Securities Home Equity Loan Trust,
                   Ser 2006-HE3, Cl A4 (1)                                              5.301%       03/25/36            3,575,295
    4,714,754   Bayview Financial Acquisition, Ser 2006-A, Cl 2A2 (1)                   5.369%       02/28/41            4,633,293
    4,600,000   Bear Stearns Asset-Backed Securities,
                   Ser 2006-HE7, Cl 2A2 (1)                                             4.949%       08/25/36            4,253,937
   15,700,675   Bear Stearns Asset-Backed Securities,
                   Ser 2007-HE4, Cl 1A1 (1)                                             4.909%       05/25/37           15,318,991
    1,497,077   Citifinancial Mortgage Securities, Ser 2004-1, Cl AF2 (2)               2.645%       04/25/34            1,455,429
      160,282   Citigroup Mortgage Loan Trust, Ser 2006-FX1, Cl A1 (1)                  5.231%       10/25/36              159,892
    3,700,000   Citigroup Mortgage Loan Trust, Ser 2006-NC1, Cl A2B (1)                 5.241%       08/25/36            3,597,446
    8,904,181   Countrywide Asset-Backed Certificates,
                   Ser 2006-S1, Cl A2                                                   5.549%       08/25/21            8,803,034
      366,994   GSAA Home Equity NIM Trust, Ser 2005-9, Cl NOTE (6)                     6.500%       10/25/35              293,595
      451,528   Home Equity Asset Trust NIM, Ser 2005-6, Cl A (6)                       6.000%       01/27/36               45,153
      376,944   Home Equity Asset Trust NIM, Ser 2006-1, Cl A (6)                       6.500%       05/27/36               75,389
    2,035,805   Home Equity Asset Trust, Ser 2003-4, Cl M2 (1)                          7.189%       10/25/33            1,914,595
    3,000,000   Home Equity Asset Trust, Ser 2006-3, Cl 2A2 (1)                         5.261%       07/25/36            2,927,694
      950,000   Home Equity Asset Trust, Ser 2006-5, Cl 2A3 (1)                         4.939%       10/25/36              828,225
    2,015,000   Home Equity Asset Trust, Ser 2006-6, Cl 2A3 (1)                         5.281%       11/25/36            1,827,062
   15,839,567   Home Equity Mortgage Trust, Ser 2006-5, Cl A1 (2)                       5.500%       01/25/37           10,026,850
   19,484,433   Home Equity Mortgage Trust, Ser 2007-2, Cl 2A1A (1)                     5.023%       06/25/37           19,062,579
    3,000,000   Household Home Equity Loan Trust, Ser 2007-3, Cl M1 (1)                 7.280%       11/20/36            2,632,500
    2,000,000   IXIS Real Estate Capital Trust, Ser 2006-HE1, Cl A4 (1)                 5.431%       03/25/36            1,830,127
    3,435,054   JPMorgan Chase Mortgage Acquisition Trust,
                   Ser 2006-WF1, Cl A1B (1)                                             4.889%       07/25/36            3,368,480


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007            5

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ASSET-BACKED SECURITIES (CONTINUED)

                MORTGAGE RELATED SECURITIES (CONTINUED)
$      90,847   Lehman XS NIM, Ser 2005-5A, Cl A (6)                                    7.000%       11/28/35       $       90,734
      913,800   Master Asset-Backed Securities Trust,
                   Ser 2003-WMC2, Cl M1 (1)                                             5.923%       08/25/33              889,447
    2,174,938   Master Asset-Backed Securities Trust,
                   Ser 2006-AB1, Cl A1 (1)                                              5.012%       02/25/36            2,146,265
       14,148   Merrill Lynch Mortgage Investors Trust,
                   Ser 2003-HE1, Cl M2 (1)                                              6.523%       07/25/34               12,329
      259,580   Merrill Lynch Mortgage Investors Trust,
                   Ser 2005-AR1, Cl N1 (6)                                              5.000%       06/25/36              220,643
    4,008,047   Merrill Lynch Mortgage Investors Trust,
                   Ser 2006-MLN1, Cl 2A2 (1)                                            4.859%       07/25/37            3,915,344
    2,483,183   Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1 (1)                  5.469%       10/25/33            2,327,401
    4,400,000   Morgan Stanley ABS Capital I, Ser 2006-HE3, Cl A2C (1)                  5.291%       04/25/36            4,161,872
    3,100,000   Morgan Stanley ABS Capital I, Ser 2006-HE4, Cl A3 (1)                   5.281%       06/25/36            2,811,794
    3,000,000   Morgan Stanley ABS Capital I, Ser 2006-HE7, Cl B1 (1)                   7.379%       07/25/37            1,500,000
    7,000,000   Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B (1)                  4.973%       10/25/36            6,628,536
      338,090   Morgan Stanley Dean Witter Capital I,
                   Ser 2002-AM3, Cl M1 (1)                                              6.298%       02/25/33              324,809
      806,205   Morgan Stanley Dean Witter Capital I,
                   Ser 2003-NC1, Cl M2 (1)                                              7.864%       11/25/32              590,328
      329,373   Morgan Stanley Dean Witter Capital I,
                   Ser 2003-NC4, Cl M2 (1)                                              8.505%       04/25/33              323,302
    3,000,000   Morgan Stanley Home Equity Loans Trust,
                   Ser 2006-2, Cl A2 (1)                                                4.983%       02/25/36            2,929,533
       87,150   New Century Home Equity Loan Trust,
                   Ser 2003-B, Cl M1 (1)                                                5.439%       11/25/33               78,129
      358,092   New Century Home Equity Loan Trust,
                   Ser 2004-A, Cl AII3 (1)                                              4.450%       08/28/34              356,546
       55,387   New Century Home Equity Loan Trust,
                   Ser 2005-A, Cl A2 (2)                                                4.461%       08/25/35               54,942
      184,263   Nomura Home Equity Loan, Ser 2006-HE1, Cl A1 (1)                        4.952%       02/25/36              183,825
    2,285,829   Nomura Home Equity Loan, Ser 2006-HE3, Cl 2A1 (1)                       4.912%       07/25/36            2,233,337
    5,000,000   Novastar Home Equity Loan, Ser 2006-2, Cl A2B (1)                       4.983%       06/25/36            4,887,776
   21,202,790   Novastar Home Equity Loan, Ser 2007-12, Cl A2A1 (1)                     4.889%       03/25/37           20,671,961
    1,204,226   Option One Mortgage Loan Trust, Ser 2003-5, Cl M1 (1)                   5.439%       08/25/33            1,107,395
    6,499,657   Option One Mortgage Loan Trust, Ser 2005-5, Cl A3 (1)                   5.080%       12/25/35            6,249,755
    1,550,000   Option One Mortgage Loan Trust, Ser 2005-5, Cl M1 (1)                   5.179%       12/25/35            1,452,058
      200,000   Option One Mortgage Loan Trust, Ser 2006-1, Cl M10 (1)(6)               7.289%       01/25/36               66,774
      410,000   Option One Mortgage Loan Trust, Ser 2006-1, Cl M11 (1)(6)               7.289%       01/25/36              101,722
    1,500,000   Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2 (1)                  4.973%       02/25/37            1,430,555
   17,783,986   Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1 (1)                4.909%       02/25/38           17,315,661
      307,768   Option One Mortgage Securities, Ser 2005-3A, Cl N1(6)                   5.438%       08/26/35              184,046
    2,031,495   Ownit Mortgage Loan NIM Trust, Ser 2005-4N, ClN1(6)                     5.000%       08/25/36            1,747,087
    2,800,000   Residential Asset Securities, Ser 2005-KS12, Cl A3 (1)                  5.109%       01/25/36            2,672,949
      451,521   Residential Funding Mortgage Securities II,
                   Ser 2006-HI5, Cl A1 (1)                                              4.973%       08/25/19              444,838
      400,672   SB Finance NIM Trust, Ser 2006-KS4N, Cl N1 (6)                          7.500%       06/25/36              120,202
      426,481   Sharps SP I LLC NIM Trust, Ser 2005-HE3N, Cl N (6)                      5.000%       05/25/35               12,795


--------------------------------------------------------------------------------
6            SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ASSET-BACKED SECURITIES (CONTINUED)

                MORTGAGE RELATED SECURITIES (CONTINUED)
$   2,000,000   Soundview Home Equity Loan Trust,
                   Ser 2006-3, Cl A2 (1)                                                4.962%       11/25/36       $    1,948,613
    5,000,000   Soundview Home Equity Loan Trust,
                   Ser 2006-OPT4, Cl 2A2 (1)                                            5.221%       06/25/36            4,888,865
    1,000,000   Soundview Home Equity Loan Trust,
                   Ser 2006-OPT5, Cl M1 (1)                                             5.123%       07/25/36              784,970
   11,238,843   Terwin Mortgage Trust, Ser 2006-4SL, Cl A1 (1)(6)                       4.500%       05/25/37           11,141,619
      112,759   Terwin Mortgage Trust, Ser 2006-6, Cl 1A1 (1)                           4.500%       07/25/37              100,063
      862,401   Terwin Mortgage Trust, Ser 2006-FH1, Cl A1A (1)(6)                      4.500%       02/25/37              856,420
   12,231,330   Terwin Mortgage Trust, Ser 2006-2HGS, Cl A1 (1)(6)                      4.500%       03/25/37           12,096,400
      841,027   Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8A (1)(6)                7.789%       05/25/34              556,162
                                                                                                                    --------------
                                                                                                                       254,321,195
                                                                                                                    --------------
                OTHER ASSET-BACKED SECURITIES - 23.1%
    5,000,000   1776 CLO Ltd., Ser 2006-1A, Cl B (1)(6)                                 5.806%       05/08/20            4,641,000
    1,080,000   Aames Mortgage Investment Trust, Ser 2005-4, Cl B2 (1)                  7.539%       10/25/35              364,388
    1,159,953   Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A (1)                 5.331%       05/25/35            1,136,608
    6,731,618   Anthracite Ltd., Ser 2004-1A, Cl A (1)(6)                               5.140%       03/23/19            6,026,903
    3,000,000   Argent Securities, Ser 2005-W4, Cl A2B (1)                              5.431%       02/25/36            2,954,868
    8,000,000   Argent Securities, Ser 2006-W4, Cl A2B (1)                              4.899%       05/25/36            7,790,602
    8,978,324   Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2 (1)                 5.192%       10/25/35            8,672,587
   13,646,257   Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl A1 (1)                4.909%       02/25/37           13,306,602
    6,265,000   Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3 (1)                 5.023%       10/25/36            5,381,860
      139,085   Countrywide Asset-Backed Certificates,
                   Ser 2004-5, Cl 3A (1)                                                5.361%       09/25/34              137,078
    1,400,000   Countrywide Asset-Backed Certificates,
                   Ser 2005-7, Cl MV8 (1)                                               6.239%       11/25/35              726,560
    9,282,448   Countrywide Asset-Backed Certificates,
                   Ser 2005-AB1, Cl A2 (1)                                              5.341%       08/25/35            9,165,055
    5,300,000   Countrywide Asset-Backed Certificates,
                   Ser 2006-3, Cl 2A2 (1)                                               5.311%       06/25/36            4,965,278
      465,183   Credit-Based Asset Servicing and Securities,
                   Ser 2005-CB2, Cl M1 (1)                                              5.229%       04/25/36              395,008
       85,226   Credit-Based Asset Servicing and Securities,
                   Ser 2005-CB8, Cl AF1A (1)                                            5.222%       12/25/35               85,177
      142,855   Credit-Based Asset Servicing and Securities,
                   Ser 2005-CB8, Cl AF1B (2)                                            5.450%       12/25/35              142,288
    2,531,766   Credit-Based Asset Servicing and Securities,
                   Ser 2007-CB2, Cl A2A (2)                                             5.891%       02/25/37            2,514,732
   24,267,700   Credit-Based Asset Servicing and Securities,
                   Ser 2007-CB3, Cl A1 (2)                                              5.766%       03/25/37           24,046,167
   13,655,166   Credit-Based Asset Servicing and Securities,
                   Ser 2007-CB4, Cl A1A (1)                                             4.879%       04/25/37           13,184,433
   14,497,226   Credit-Based Asset Servicing and Securities,
                   Ser 2007-CB4, Cl A2A (2)                                             5.844%       04/25/37           14,389,462
    5,268,668   Crest Ltd., Ser 2002-IGA, Cl A (1)(6)                                   5.460%       07/28/17            5,180,523
    6,000,000   Crest Ltd., Ser 2003-1A, Cl B1 (1)(6)                                   6.455%       05/28/38            5,812,380
      600,000   FBR Securitization Trust, Ser 2005-2, Cl M10 (1)                        7.039%       09/25/35              336,301
      521,379   FBR Securitization Trust, Ser 2005-4, Cl M12 (1)                        6.789%       10/25/35              245,231
      693,057   FBR Securitization Trust, Ser 2005-5, Cl M12 (1)                        7.039%       11/25/35               83,167


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007            7

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ASSET-BACKED SECURITIES (CONTINUED)

                OTHER ASSET-BACKED SECURITIES (CONTINUED)
$  16,033,125   First Franklin Mortgage Loan Asset Trust,
                   Ser 2006-FF14, Cl A2 (1)                                             4.849%       10/25/36       $   15,550,650
      223,475   First Franklin Mortgage Loan Asset, Ser 2003-FF4, Cl M3 (1)             7.981%       10/25/33               30,932
   25,000,000   First Franklin Mortgage Loan Asset,
                   Ser 2005-FF10, Cl A4 (1)                                             5.451%       11/25/35           23,378,707
   20,000,000   First Franklin Mortgage Loan Asset, Ser 2006-FF9, Cl M1 (1)             5.381%       06/25/36           14,059,020
      943,009   First Franklin Mortgage Loan Asset, Ser 2006-FFA, Cl A3 (1)             4.993%       09/25/26              560,244
      357,756   First Franklin Mortgage Loan Asset, Ser 2006-FFB, Cl A2 (1)             5.261%       12/25/26              252,261
      274,247   First Franklin Mortgage Loan NIM Trust,
                   Ser 2005-FF8A, Cl N1 (6)                                             6.500%       09/25/35              164,548
       85,747   First Franklin Mortgage Loan NIM Trust,
                   Ser 2005-FFH4, Cl N1 (6)                                             5.682%       12/25/35               30,011
    5,500,000   Fremont home Loan Trust, Ser 2006-A, Cl 2A3 (1)                         5.291%       05/25/36            5,225,341
      103,549   GE-WMC Mortgage Securities NIM, Ser 2005-2A, Cl N1 (6)                  5.500%       01/25/36               66,430
      573,723   GSAMP NIM Trust, Ser 2005-WMC2, Cl NOTE (6)                             5.500%       11/25/35               40,161
   15,932,721   GSAMP Trust, Ser 2005-HE2, Cl A2A (1)                                   4.909%       03/25/47           15,519,344
    4,500,000   GSAMP Trust, Ser 2005-HE5, Cl A2C (1)                                   5.371%       11/25/35            4,470,475
      344,334   Home Equity Asset Trust, Ser 2006-4, Cl 2A1 (1)                         5.191%       08/25/36              340,297
   17,700,000   HSI Asset Securitization, Ser 2005-I1, Cl 2A3 (1)                       5.421%       11/25/35           17,054,992
    5,500,000   HSI Asset Securitization, Ser 2007-NC1, Cl A4 (1)                       5.411%       04/25/37            4,529,512
    2,873,290   JPMorgan Chase Mortgage Acquisition, Ser 2006-FRE1, Cl A3               5.321%       05/25/35            2,809,542
    3,114,989   JPMorgan Chase Mortgage Acquisition, Ser 2006-RM1, Cl A2                4.869%       08/25/36            3,045,555
       50,000   Lehman XS Trust, Ser 2005-7N, Cl M3II (1)                               6.251%       12/25/35               39,250
      620,000   Lehman XS Trust, Ser 2005-7N, Cl M5I (1)                                6.039%       12/25/35              361,731
      936,000   Lehman XS Trust, Ser 2005-9N, Cl M4 (1)                                 6.189%       02/25/36              701,123
    2,300,000   Lehman XS Trust, Ser 2005-9N, Cl M6 (1)                                 6.539%       02/25/36            1,205,344
      408,822   Lehman XS Trust, Ser 2006-19, Cl A1 (1)                                 5.231%       12/25/36              405,669
    1,146,915   Lehman XS Trust, Ser 2006-20, Cl A1 (1)                                 5.231%       01/25/37            1,121,030
    1,221,000   Lehman XS Trust, Ser 2006-2N, Cl M5 (1)                                 5.939%       02/25/46              914,987
    2,494,000   Lehman XS Trust, Ser 2006-5N, Cl M3 (1)                                 5.789%       11/25/35            1,921,939
    3,000,000   Lehman XS Trust, Ser 2006-5N, Cl M4 (1)                                 6.539%       11/25/35            1,721,250
    1,350,000   Lehman XS Trust, Ser 2006-7N, Cl M7I (1)                                6.539%       12/25/35              703,687
       48,000   Lehman XS Trust, Ser 2006-10N, Cl 1M5 (1)                               5.661%       07/25/46               33,050
    1,520,000   Lehman XS Trust, Ser 2006-12N, Cl M4 (1)                                5.339%       08/25/46            1,240,060
      840,000   Lehman XS Trust, Ser 2006-12N, Cl M5 (1)                                5.389%       08/25/46              580,888
      233,186   Long Beach Asset Holding, Ser 2005-WL1, Cl N1 (6)                       5.193%       06/25/45              116,593
    2,600,000   Long Beach Mortgage Loan Trust, Ser 2005-WL2, Cl M1 (1)                 5.259%       08/25/35            2,201,941
    2,115,000   Long Beach Mortgage Loan Trust, Ser 2006-1, Cl M2 (1)                   5.541%       02/25/36            1,131,463
    2,565,548   Long Beach Mortgage Loan Trust,
                   Ser 2006-WL1, Cl 1A31 (1)                                            5.119%       01/25/46            2,342,753
   17,353,410   Merrill Lynch Mortgage Investors Trust,
                   Ser 2007-HE2, Cl A2A (1)                                             4.909%       02/25/37           16,759,175
      689,983   Merrill Lynch Mortgage Investors Trust,
                   Ser 2007-SL1, Cl A1 (1)                                              5.089%       02/25/37              625,232
    5,850,000   Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C (1)                  5.109%       11/25/35            5,632,189
      250,000   National Collegiate Student Loan Trust, Ser 2004-2, Cl C (1)            5.672%       12/26/33              236,892
    5,850,000   National Collegiate Student Loan Trust, Ser 2006-3, Cl C (1)            5.343%       02/25/32            5,256,576
   10,000,000   New Century Home Equity Loan Trust,
                   Ser 2005-C, Cl A2C (1)                                               5.381%       12/25/35            9,620,216


--------------------------------------------------------------------------------
8            SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                 A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ASSET-BACKED SECURITIES (CONTINUED)

                OTHER ASSET-BACKED SECURITIES (CONTINUED)
$   1,500,000   New Century Home Equity Loan Trust, Ser 2006-1, Cl M2 (1)               5.232%       05/25/36       $      722,613
    8,847,376   Ownit Mortgage Loan Asset-Backed Certificates,
                  Ser 2006-1, Cl AF1 (2)                                                5.424%       12/25/36            8,672,091
      556,643   Ownit Mortgage Loan Asset-Backed Certificates,
                  Ser 2006-4, Cl A2A (1)                                                4.983%       05/25/37              546,722
      109,370   Park Place Securities, Ser 2005-WHQ2, Cl A2C (1)                        5.102%       05/25/35              108,687
      503,487   People's Financial Realty Mortgage Securities,
                  Ser 2006-1, Cl B1 (1)                                                 7.289%       09/25/36              489,864
      456,513   RAAC Series, Ser 2006-SP4, Cl A1 (1)                                    4.973%       11/25/36              442,998
   18,193,184   RAAC Series, Ser 2007-SP1, Cl A1 (1)                                    4.939%       03/25/37           17,668,066
    5,500,000   Rampart CLO Ltd., Ser 2007-1A, Cl A (1)(6)                              5.744%       10/25/21            5,402,100
    4,725,000   Residential Asset Mortgage Products,
                  Ser 2006-NC2, Cl A2 (1)                                               5.321%       02/25/36            4,458,182
      670,000   Residential Asset Mortgage Products,
                  Ser 2006-RZ4, Cl M9 (1)                                               7.373%       10/25/36              182,098
    3,000,000   Residential Asset Securities, Ser 2006-KS2, Cl A2 (1)                   5.002%       03/25/36            2,943,800
    8,972,598   Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2A (1)(6)                   4.889%       02/25/36            8,849,971
    6,979,000   Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2B (1)(6)                   4.939%       02/25/36            6,793,719
    5,664,281   Saco I Trust, Ser 2005-9, Cl A1 (1)                                     5.123%       12/25/35            5,194,353
   14,461,620   Saco I Trust, Ser 2005-10, Cl 2A1 (1)                                   5.049%       01/25/36           13,356,604
    2,881,155   Saco I Trust, Ser 2005-WM3, Cl A1 (1)                                   5.132%       09/25/35            2,795,558
    1,500,000   Securitized Asset-Backed Receivables LLC Trust,
                  Ser 2005-HE1, Cl A3C (1)                                              5.119%       10/25/35            1,438,526
    5,115,000   Securitized Asset-Backed Receivables LLC Trust,
                  Ser 2006-NC1, Cl A2 (1)                                               5.033%       03/25/36            4,966,429
    5,400,000   SLM Student Loan Trust, Ser 2006-C, Cl C (1)                            6.084%       12/15/39            5,022,000
      850,000   Soundview Home Equity Loan Trust, Ser OPT4, Cl M8 (1)                   7.373%       12/25/35              380,784
    1,808,326   Structured Asset Investment Loan Trust,
                  Ser 2003-BC4, Cl M2 (1)                                               7.789%       06/25/33            1,437,670
    1,040,000   Structured Asset Investment Loan Trust,
                  Ser 2005-4, Cl M11 (1)                                                7.289%       05/25/35              677,168
    1,010,341   Structured Asset Securities, Ser 2004-19XS, Cl A2 (2)                   4.370%       10/25/34            1,006,831
      586,133   Structured Asset Securities, Ser 2006-GEL4, Cl A1(1)(6)                 5.251%       10/25/36              569,648
    5,100,000   Structured Asset Securities, Ser 2007-BC1, Cl A4 (1)                    4.919%       02/25/37            4,501,573
      736,281   Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A (1)(6)                     5.211%       01/25/38              703,149
                                                                                                                    --------------
                                                                                                                       393,016,522
                                                                                                                    --------------
                TOTAL ASSET-BACKED SECURITIES (COST $678,519,168)                                                      653,332,077
                                                                                                                    --------------
                CORPORATE BONDS - 5.9%
    2,000,000   Allstate (1)                                                            6.125%       05/15/37            1,938,278
    5,000,000   American Express Credit MTN, Cl B (1)                                   4.838%       10/04/10            4,955,175
      500,000   Aramark                                                                 8.500%       02/01/15              501,875
    4,500,000   Bear Stearns MTN, Ser B (1)                                             5.994%       09/09/09            4,354,862
      500,000   Buckeye Technologies                                                    8.500%       01/01/13              505,000
      690,000   Capmark Financial Group (6)                                             5.875%       05/10/12              534,862
      345,000   Capmark Financial Group (6)                                             6.300%       05/10/17              237,777
    1,000,000   Charter Communication LLC (6)                                           8.375%       04/30/14              980,000
    1,000,000   Cincinnati Bell                                                         8.375%       01/15/14              967,500
    3,000,000   CIT Group (1)                                                           5.834%       06/08/09            2,868,036


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007            9

                            SEI LIBOR PLUS PORTFOLIO
                 A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                               November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                          MATURITY           MARKET
    AMOUNT                             SECURITY DESCRIPTION                          RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS (CONTINUED)
$   2,770,000   CIT Group                                                               5.000%       02/13/14       $    2,476,034
    4,000,000   Comerica Bank (1)                                                       5.609%       05/24/11            3,973,552
      695,000   Discover Financial Services (6)                                         6.450%       06/12/17              704,517
    1,380,000   Dominion Resources                                                      4.750%       12/15/10            1,379,441
    2,075,000   Exelon Generation LLC                                                   6.950%       06/15/11            2,189,602
      500,000   Festival Fun Park LLC                                                  10.875%       04/15/14              503,750
    1,000,000   GameStop                                                                8.000%       10/01/12            1,040,000
    2,000,000   General Electric Capital (1)                                            6.375%       11/15/67            2,037,778
    3,520,000   Genworth Financial                                                      5.650%       06/15/12            3,606,726
    1,515,000   Genworth Financial                                                      5.750%       06/15/14            1,545,188
      500,000   Georgia-Pacific                                                         8.125%       05/15/11              508,750
    3,120,000   Goldman Sachs (1)                                                       5.498%       06/28/10            3,075,958
    2,075,000   HSBC Finance                                                            6.375%       10/15/11            2,131,988
    1,000,000   Idearc                                                                  8.000%       11/15/16              935,000
    1,000,000   Iron Mountain                                                           8.750%       07/15/18            1,045,000
    1,380,000   Istar Financial, Cl 1                                                   5.875%       03/15/16            1,129,022
    2,000,000   JCPenny                                                                 6.375%       10/15/36            1,782,716
    1,685,000   Kaupthing (1)(6)                                                        5.942%       01/15/10            1,678,872
    1,270,000   Lafarge                                                                 6.150%       07/15/11            1,308,545
      500,000   Lamar Media                                                             6.625%       08/15/15              475,000
      500,000   Landsbanki Islands (1)(6)                                               6.205%       08/25/09              498,737
    1,000,000   Las Vegas Sands                                                         6.375%       02/15/15              945,000
    5,000,000   Lehman Brothers Holdings (1)                                            5.600%       08/21/09            4,907,230
       65,000   Lehman Brothers Holdings MTN                                            5.250%       02/06/12               64,126
      700,000   Lehman Brothers Holdings MTN                                            5.750%       05/17/13              703,362
    1,375,000   Lehman Brothers Holdings MTN                                            5.500%       04/04/16            1,319,460
    2,000,000   Lowe's                                                                  6.650%       09/15/37            1,997,128
    1,125,000   Merrill Lynch                                                           6.050%       05/16/16            1,100,994
    3,000,000   Merrill Lynch MTN (1)                                                   4.743%       08/14/09            2,946,348
    1,500,000   MetLife                                                                 6.400%       12/15/36            1,378,788
    4,000,000   Morgan Stanley (1)                                                      4.975%       05/07/10            3,917,876
    2,075,000   Morgan Stanley                                                          4.750%       04/01/14            1,978,382
    2,000,000   News America Holdings                                                   7.700%       10/30/25            2,266,660
      500,000   Owen Illinois                                                           7.800%       05/15/18              497,500
      500,000   Range Resources                                                         7.500%       05/15/16              506,250
      900,000   Residential Capital LLC                                                 7.500%       02/22/11              594,000
    3,255,000   Residential Capital LLC                                                 6.500%       04/17/13            2,107,613
      335,000   Residential Capital LLC                                                 8.375%       06/30/15              212,725
    3,000,000   Rockies Express Pipeline (1)(6)                                         6.447%       08/20/09            2,999,208
    2,235,000   Shinsei Finance Cayman Ltd. (1)(6)                                      6.418%       01/29/49            1,962,676
    2,000,000   Sprint Capital                                                          6.875%       11/15/28            1,877,260
      500,000   Terex                                                                   7.375%       01/15/14              502,500
    1,500,000   Tesco (6)                                                               6.150%       11/15/37            1,457,412
    2,075,000   Time Warner                                                             6.875%       05/01/12            2,192,194
      500,000   Transdigm                                                               7.750%       07/15/14              505,000
    1,000,000   Union Pacific                                                           5.750%       11/15/17            1,009,762
      730,000   US Steel                                                                4.650%       05/31/13              727,599
      465,000   Vodafone Group PLC                                                      5.350%       02/27/12              469,948
    3,000,000   Washington Mutual Bank (1)                                              5.450%       11/06/09            2,728,242
    2,715,000   Washington Mutual Preferred Funding (1)(6)                              6.534%       03/29/49            1,441,855


--------------------------------------------------------------------------------
10           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT/
  CONTRACTS/                                                                                         MATURITY            MARKET
    SHARES                            SECURITY DESCRIPTION                           RATE              DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS (CONTINUED)
$   1,190,000   Weatherford International (6)                                           5.950%       06/15/12       $    1,242,131
    1,500,000   Yum! Brands                                                             6.875%       11/15/37            1,465,302
                                                                                                                    --------------

                TOTAL CORPORATE BONDS (COST $102,332,164)                                                               99,894,072
                                                                                                                    --------------

                COMMERCIAL PAPER - 3.5% (4)
    9,000,000   New Jersey Natural Gas                                                  4.482%       12/07/07            8,993,295
   50,000,000   Toyota Motor Credit                                                     4.495%       12/13/07           49,925,333
                                                                                                                    --------------

                TOTAL COMMERCIAL PAPER (COST $58,918,628)                                                               58,918,628
                                                                                                                    --------------
                U.S. TREASURY OBLIGATIONS - 2.0%
      550,000   U.S. Treasury Bill (4)                                                  3.859%       12/20/07              549,074
   18,455,887   U.S. Treasury Bond TIPS                                                 2.375%       04/15/11           19,244,581
   14,000,000   U.S. Treasury Note                                                      3.625%       10/31/09           14,145,474
                                                                                                                    --------------

                TOTAL U.S. TREASURY OBLIGATIONS (COST $33,220,930)                                                      33,939,129
                                                                                                                    --------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
    4,300,000   FNMA DN                                                          4.262%-4.281%   05/7/08-05/09/08        4,223,125
                                                                                                                    --------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (COST $4,221,096)                                                                                     4,223,125
                                                                                                                    --------------
                PURCHASED OPTION - 0.0%
          262   June 2008 U.S. Ten Year Treasury Call, Expires 06/16/08
                   Strike Price: $95.00 (3)                                                                                831,850
                                                                                                                    --------------

                TOTAL PURCHASED OPTION (COST $391,363)                                                                     831,850
                                                                                                                    --------------
                CASH EQUIVALENT - 20.7% (5)
  351,161,815   SEI Daily Income Trust, Prime Obligation Fund,
                   Cl A, 5.02%                                                                                         351,161,815
                                                                                                                    --------------
                TOTAL CASH EQUIVALENT (COST $351,161,815)                                                              351,161,815
                                                                                                                    --------------
                TOTAL INVESTMENTS - 126.8% (COST $2,185,433,137)                                                     2,152,615,128
                                                                                                                    --------------
                WRITTEN OPTION - (0.0)%
         (262)  June 2008 U.S. Ten Year Treasury Call, Expires 06/16/08
                   Strike Price: $95.50 (3)                                                                               (527,275)
                                                                                                                    --------------

                TOTAL WRITTEN OPTION (PREMIUMS RECEIVED $(225,975))                                                       (527,275)
                                                                                                                    --------------
                LIABILITIES IN EXCESS OF OTHER ASSETS - (26.8)%                                                       (454,365,987)
                                                                                                                    --------------
                NET ASSETS - 100.0%                                                                                 $1,697,721,866
                                                                                                                    ==============


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           11

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

--------------------------------------------------------------------------------

A summary of the open futures contracts held by the Fund at November 30, 2007, is as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF                           UNREALIZED
TYPE OF                                                                           CONTRACTS        EXPIRATION        APPRECIATION
CONTRACT                                                                         LONG (SHORT)         DATE          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
10-Year Swap                                                                          12             Dec-2007       $       41,282
90-Day Euro$                                                                        (111)            Mar-2008             (130,425)
90-Day Euro$                                                                          41             Mar-2009              103,845
90-Day Euro$                                                                        (217)            Mar-2010             (471,975)
90-Day Euro$                                                                         (97)            Mar-2011             (158,837)
90-Day Euro$                                                                         (27)            Mar-2012              (37,125)
90-Day Euro$                                                                          69             Jun-2008               46,615
90-Day Euro$                                                                         381             Jun-2009            1,069,620
90-Day Euro$                                                                        (811)            Jun-2010           (1,611,863)
90-Day Euro$                                                                         (29)            Jun-2011              (44,625)
90-Day Euro$                                                                          12             Jun-2012               12,270
90-Day Euro$                                                                         119            Sept-2008              296,283
90-Day Euro$                                                                         361            Sept-2009              929,283
90-Day Euro$                                                                        (140)           Sept-2010             (259,000)
90-Day Euro$                                                                         (19)           Sept-2011              (27,825)
90-Day Euro$                                                                          12            Sept-2012               12,270
90-Day Euro$                                                                        (244)            Dec-2007              (29,170)
90-Day Euro$                                                                        (396)            Dec-2008           (1,087,765)
90-Day Euro$                                                                        (278)            Dec-2009             (667,200)
90-Day Euro$                                                                         (69)            Dec-2010             (119,113)
90-Day Euro$                                                                         (27)            Dec-2011              (38,150)
30-Day Federal Fund                                                                   62             Jan-2008               33,160
30-Day Federal Fund                                                                    2             Mar-2008                1,120
U.S. 2-Year Note                                                                     257             Mar-2008             (165,283)
U.S. 5-Year Note                                                                     (28)            Dec-2007               (8,820)
U.S. 5-Year Note                                                                     281             Mar-2008              (26,285)
U.S. 10-Year Note                                                                   (712)            Dec-2007           (3,413,247)
U.S. 10-Year Note                                                                   (188)            Mar-2008             (153,514)
U.S. Long Treasury Bond                                                               (4)            Dec-2007              (14,276)
U.S. Long Treasury Bond                                                             (127)            Mar-2008             (125,532)
                                                                                                                    --------------
                                                                                                                    $   (6,044,282)
                                                                                                                    ==============

A summary of the outstanding swap agreements held by the Fund at November 30, 2007, is as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                      INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays a fixed rate of 4.4025% and receives floating rate based on
the 3 Month LIBOR. (Counterparty: JPMorgan Chase)                                  11/07/09     $   9,000,000    $       87,381

Fund pays a fixed rate of 4.4475% and receives floating rate based on
the 3 Month LIBOR. (Counterparty: JPMorgan Chase)                                  11/08/09        11,000,000           115,078
                                                                                                                 --------------
                                                                                                                 $      202,459
                                                                                                                 ==============


--------------------------------------------------------------------------------
12           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                   A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                      CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.053% (0.64% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: JPMorgan Chase)                                                     08/25/37     $    (500,000)   $      (97,903)

Fund receives monthly payment of 0.053% (0.64% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Bank of America)                                                    08/25/37        (2,150,000)         (420,838)

Fund receives monthly payment of 0.053% (0.64% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: JPMorgan Chase)                                                     08/25/37        (5,000,000)         (979,027)

Fund receives monthly payment of 0.053% (0.64% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Bank of America)                                                    08/25/37        (6,700,000)       (1,619,913)

Fund receives monthly payment of 0.053% (0.64% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: JPMorgan Chase)                                                     08/25/37       (16,900,000)       (3,964,610)

Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/13         4,375,000            (9,573)

Fund pays quarterly payment of 0.08% (0.32% per annum) times notional amount of
Alcan, Inc., 4.875%, 9/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           03/20/14         3,700,000            16,427

Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/13           250,000              (547)

Fund pays quarterly payment of 0.08% (0.32% per annum) times notional amount of
Alcan, Inc., 4.875%, 9/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           03/20/14           200,000              (469)

Fund pays quarterly payment of 0.11% (0.44% per annum) times notional amount of
AutoZone, Inc., 5.875%, 10/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/11         4,375,000            13,286

Fund pays quarterly payment of 0.11% (0.44% per annum) times notional amount of
AutoZone, Inc., 5.875%, 10/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/11           250,000               759

Fund pays quarterly payment of 0.115% (0.46% per annum) times notional amount of
AutoZone, Inc., 5.875%, 10/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: JPMorgan
Chase)                                                                             12/20/11         4,375,000            13,043

Fund pays quarterly payment of 0.115% (0.46% per annum) times notional amount of
AutoZone, Inc., 5.875%, 10/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: JPMorgan
Chase)                                                                             12/20/11           250,000               883


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           13

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.138% (0.55% per annum) times notional amount of
Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11     $   4,375,000    $       25,816

Fund pays quarterly payment of 0.138% (0.55% per annum) times notional amount of
Black & Decker Corp, 7.125%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11           250,000             2,460

Fund pays quarterly payment of 0.138% (0.55% per annum) times notional amount of
Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11           250,000             2,756

Fund pays quarterly payment of 0.138% (0.55% per annum) times notional amount of
Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11         4,375,000            25,816

Fund pays quarterly payment of 0.05% (0.2% per annum) times notional amount of
Campbell Soup Co., 4.875, 10/01/13. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   06/20/14         6,850,000           (17,627)

Fund pays quarterly payment of 0.05% (0.2% per annum) times notional amount of
Campbell Soup Co., 4.875, 10/01/13. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   06/20/14           350,000              (862)

Fund pays quarterly payment of 0.054% (0.215% per annum) times notional amount of Carnival Corp., 6.65%, 1/15/28. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    06/20/12         4,000,000            14,175

Fund pays quarterly payment of 0.055% (0.22% per annum) times notional amount of
Carnival Corp., 6.65%, 1/15/28. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: JPMorgan
Chase)                                                                             06/20/12           200,000               689

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Bank of America)                                                    12/20/11        (4,600,000)          (28,909)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Bank of America)                                                    12/20/11       (65,800,000)         (636,333)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Bank of America)                                                    12/20/11        (5,950,000)          (36,071)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Bank of America)                                                    12/20/11          (300,000)           (1,885)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Bank of America)                                                    12/20/11        (4,000,000)          (24,250)


--------------------------------------------------------------------------------
14           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                 A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                               November 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Bank of America)                                                    12/20/11     $    (200,000)   $       (1,257)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Merrill Lynch)                                                      12/20/11          (200,000)           (1,257)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Merrill Lynch)                                                      12/20/11        (3,700,000)          (22,431)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Merrill Lynch)                                                      12/20/11        (1,250,000)           (7,856)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Merrill Lynch)                                                      12/20/11       (22,225,000)         (134,734)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Merrill Lynch)                                                      12/20/11        (4,600,000)          (28,909)

Fund receives quarterly payment of 0.10% (0.40% per annum) times the notional amount of the CDX.NA.IG Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
(Counterparty: Merrill Lynch)                                                      12/20/11       (70,300,000)         (347,036)

Fund pays monthly payment of 0.0517% (0.62% per annum) times the notional amount of the CMBX-NA-A 3. Upon a defined credit event Fund receives the notional amount and delivers the defined deliverable obligation. (Counterparty:
Goldman Sachs)                                                                     12/25/49         2,000,000           (88,890)

Fund pays monthly payment of 0.0517% (0.62% per annum) times the notional amount of the CMBX-NA-A 3. Upon a defined credit event Fund receives the notional amount and delivers the defined deliverable obligation. (Counterparty:
Goldman Sachs)                                                                     12/25/49         1,000,000           (41,792)

Fund pays quarterly payment of 0.111% (0.445% per annum) times notional amount of Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Bank of America)                                                    12/20/11           250,000             1,412

Fund pays quarterly payment of 0.111% (0.445% per annum) times notional amount of Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Bank of America)                                                    12/20/11         4,250,000            23,218

Fund pays quarterly payment of 0.173% (0.69% per annum) times notional amount of Donnelley (R.R.) & Sons, 4.95%, 04/01/14. Upon a defined credit event,
Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Merrill Lynch)                                                      12/20/11         4,250,000            29,322


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           15

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                               November 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.173% (0.69% per annum) times notional amount of Donnelley (R.R.) & Sons, 4.95%, 04/01/14. Upon a defined credit event,
Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Merrill Lynch)                                                      12/20/11     $     250,000    $        2,456

Fund pays quarterly payment of 0.065% (0.26% per annum) times notional amount of Dow Chemical, 6.00%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/13         4,375,000            16,079

Fund pays quarterly payment of 0.065% (0.26% per annum) times notional amount of Dow Chemical, Inc., 6.00%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: JPMorgan Chase)                                                     12/20/13           250,000               472

Fund pays quarterly payment of 0.063% (0.25% per annum) times notional amount of Dow Chemical, Inc., 6.00%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Merrill Lynch)                                                      12/20/13         4,375,000            16,226

Fund pays quarterly payment of 0.063% (0.25% per annum) times notional amount of Dow Chemical, Inc., 6.00%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Merrill Lynch)                                                      12/20/13           250,000               927

Fund pays quarterly payment of 0.295% (1.18% per annum) times notional amount of Gap, Inc., 8.80%, 12/15/08. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11         4,375,000           (16,186)

Fund pays quarterly payment of 0.295% (1.18% per annum) times notional amount of Gap, Inc, 8.80%, 12/15/08. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11           250,000           (10,335)

Fund pays quarterly payment of 0.295% (1.18% per annum) times notional amount of Gap, Inc, 8.80%, 12/15/08. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11           250,000            (9,786)

Fund pays quarterly payment of 0.052% (0.62% per annum) times notional amount of Goldman Sachs, 12/25/49. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Goldman Sachs)                                                                     12/25/49         1,000,000           (46,944)

Fund pays quarterly payment of 0.098 (0.39% per annum) times notional amount of Hasbro, Inc., 2.75%, 12/01/21. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11         4,250,000           (20,045)

Fund pays quarterly payment of 0.098% (0.39% per annum) times notional amount of Hasbro, Inc., 2.75%, 12/01/21. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11           250,000            (1,179)

Fund pays quarterly payment of 0.1125% (0.45% per annum) times the notional amount of the Itraxx Europe Senior Financials 5 Year Series 8. Upon a
defined credit event Fund receives the notional amount and delivers the defined
deliverable obligation (Counterparty: Bank of America)                             12/20/12        14,500,000           142,946

Fund pays quarterly payment of 0.1125% (0.45% per annum) times the notional amount of the Itraxx Europe Senior Financials 5 Year Series 8. Upon a
defined credit event Fund receives the notional amount and delivers the defined
deliverable obligation. (Counterparty: Bank of America)                            12/20/12         6,750,000           (19,599)

Fund pays quarterly payment of 0.093% (0.37% per annum) times notional amount of Johnson Controls, Inc., 7.125%, 02/01/16. Upon a defined credit event,
Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Bank of America)                                                    12/20/13         4,375,000            10,490

--------------------------------------------------------------------------------
16           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.098% (0.39% per annum) times notional amount of
Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/13     $   4,375,000    $       20,012

Fund pays quarterly payment of 0.093% (0.37% per annum) times notional amount of
Johnson Controls, Inc., 7.125%, 02/01/16. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/13           250,000               599

Fund pays quarterly payment of 0.098% (0.39% per annum) times notional amount of
Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/13           250,000             1,707

Fund pays quarterly payment of 0.193% (0.77% per annum) times notional amount of
Jones Apparel Group, 5.125%, 11/15/14. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11         4,250,000           112,947

Fund pays quarterly payment of 0.193% (0.77% per annum) times notional amount of
Jones Apparel Group, 5.125%, 11/15/14. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11           250,000            10,322

Fund receives monthly payment of 0.888% (3.55% per annum) times notional amount of Juneaus Credit Event, Fund will pay the notional amount and take receipt of
the defined obligation. (Counterparty: Goldman Sachs)                              12/20/12        (5,000,000)           78,671

Fund pays quarterly payment of 0.119% (0.475% per annum) times notional amount of the Limited, Inc., 6.125%, 12/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11         4,250,000           142,731

Fund pays quarterly payment of 0.12% (0.48% per annum) times notional amount of the Limited, Inc., 6.125%, 12/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11           250,000             9,029

Fund pays quarterly payment of 0.033% (0.13% per annum) times notional amount of
Lowes Companies, Inc., 8.25%, 06/01/10. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Merrill Lynch)                                                                     12/20/11         4,250,000            13,557

Fund pays quarterly payment of 0.033% (0.13% per annum) times notional amount of
Lowes Companies, Inc., 8.25%, 06/01/10. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Merrill Lynch)                                                                     12/20/11           250,000             2,465

Fund pays quarterly payment of 0.113% (0.45% per annum) times notional amount of
Lubrizol Corp., 7.25%, 06/15/35. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: JPMorgan
Chase)                                                                             12/20/11           250,000               (70)

Fund pays quarterly payment of 0.113% (0.45% per annum) times notional amount of
Lubrizol Corp., 7.25%, 06/15/35. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: JPMorgan
Chase)                                                                             12/20/11         4,375,000            (1,233)

Fund pays quarterly payment of 0.113% (0.45% per annum) times notional amount of
Lubrizol Corp., 7.25%, 06/15/25. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Merrill
Lynch)                                                                             12/20/11         4,375,000            (1,233)


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           17

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.113% (0.45% per annum) times notional amount of Lubrizol Corp., 7.25%, 06/15/25. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Merrill Lynch)                                                      12/20/11     $     250,000    $           21

Fund pays quarterly payment of 0.183% (0.73% per annum) times notional amount of
Masco Corp., 5.875%, 07/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/13         4,250,000            55,815

Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
Masco Corp., 5.875%, 07/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/13           250,000            27,401

Fund pays quarterly payment of 0.183% (0.73% per annum) times notional amount of
Masco Corp., 5.875%, 07/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/13           250,000             6,977

Fund pays quarterly payment of 0.225% (0.9% per annum) times notional amount of
MDC Holdings, Inc., 5.50%, 05/15/13. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Merrill Lynch)                                                                     12/20/11         4,250,000            29,419

Fund pays quarterly payment of 0.225% (0.9% per annum) times notional amount of
MDC Holdings, Inc., 5.50%, 05/15/13. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Merrill Lynch)                                                                     12/20/11           250,000             4,228

Fund pays quarterly payment of 0.055% (0.22% per annum) times notional amount of
MDC Holdings, Inc., 5.50%, 05/15/13. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Merrill Lynch)                                                                     12/20/11         4,375,000              (254)

Fund pays quarterly payment of 0.12% (0.48% per annum) times notional amount of
MeadWestvaco Corp., 6.85%, 04/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11           250,000               681

Fund pays quarterly payment of 0.119% (0.475% per annum) times notional amount of MeadWestvaco Corp., 6.85%, 04/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11         4,250,000               814

Fund pays quarterly payment of 0.085% (0.338% per annum) times notional amount of MeadWestvaco Corp., 6.85%, 04/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11         4,250,000            28,380

Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
MGIC Investment Corp., 6.00%, 03/15/07. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/13         4,375,000           328,506

Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
MGIC Investment Corp., 6.00%, 03/15/07. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/13           250,000            18,820

Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
MGIC Investment Corp., 6.00%, 11/01/15. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/13           250,000            18,820


--------------------------------------------------------------------------------
18           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
MGIC Investment Corp., 6.00%, 11/01/15. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/13     $   4,375,000    $      329,357

Fund receives monthly payment of 0.075% (0.90% per annum) times notional amount of Norbord, Inc., 12/20/12. Upon a define credit event, Fund will pay the notional amount and take receipt of the defined obligation. (Counterparty: UBS
Securities)                                                                        12/20/12        (3,000,000)          (91,172)

Fund pays quarterly payment of 0.07% (0.28% per annum) times notional amount of
Nordstrom, Inc., 6.95%, 03/15/28. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: JPMorgan
Chase)                                                                             12/20/13         4,375,000            20,024

Fund pays quarterly payment of 0.07% (0.28% per annum) times notional amount of
Nordstrom, Inc., 6.95%, 03/15/28. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: JPMorgan
Chase)                                                                             12/20/13           250,000             6,352

Fund pays quarterly payment of 0.07% (0.28% per annum) times notional amount of
Nordstrom, Inc., 6.95%, 03/15/28. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Merrill
Lynch)                                                                             12/20/13           250,000             6,333

Fund pays quarterly payment of 0.07% (0.28% per annum) times notional amount of
Nordstrom, Inc., 6.95%, 03/15/28. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Merrill
Lynch)                                                                             12/20/13         4,375,000            78,635

Fund pays quarterly payment of 0.055% (0.22% per annum) times notional amount of
Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/11         4,375,000              (254)

Fund pays quarterly payment of 0.055% (0.22% per annum) times notional amount of
Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/11           250,000              (742)

Fund pays quarterly payment of 0.055% (0.22% per annum) times notional amount of
Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: JPMorgan
Chase)                                                                             12/20/11           250,000               444

Fund pays quarterly payment of 0.035% (0.14% per annum) times notional amount of
Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11         9,100,000            44,872

Fund pays quarterly payment of 0.035% (0.14% per annum) times notional amount of
Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11           500,000             5,932

Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
PMI Group, Inc., 6.00%, 09/15/16. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/13         4,375,000           345,994

Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
PMI Group, Inc., 6.00%, 09/15/16. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: Bank of
America)                                                                           12/20/13           250,000            23,864

Fund pays quarterly payment of 0.088% (0.35% per annum) times notional amount of
PMI Group, Inc., 6.00%, 09/15/16. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty: JPMorgan
Chase)                                                                             12/20/13         4,375,000           417,608

--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           19

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.05% (0.2% per annum) times notional amount of
PPG Industries, Inc., 7.05%, 08/15/09. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11     $   4,250,000    $        8,793

Fund pays quarterly payment of 0.055 (0.2% per annum) times notional amount of
PPG Industries, Inc., 7.05%, 08/15/09. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11           250,000               701

Fund pays quarterly payment of 0.295% (1.18% per annum) times notional amount of
PPG Industries, Inc., 7.05%, 08/15/09. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11         4,250,000           (13,227)

Fund pays quarterly payment of 0.098% (0.39% per annum) times notional amount of
Radian Group, Inc., 7.75%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/13         4,375,000           295,317

Fund pays quarterly payment of 0.098% (0.39% per annum) times notional amount of
Radian Group, Inc., 7.75%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/13           250,000            17,282

Fund pays quarterly payment of 0.098% (0.39% per annum) times notional amount of
Radian Group, Inc., 7.75%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/13         4,250,000           271,880

Fund pays quarterly payment of 0.098% (0.39% per annum) times notional amount of
Radian Group, Inc., 7.75%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/13           250,000            23,991

Fund pays quarterly payment of 0.068% (0.27% per annum) times notional amount of
Southwest Airlines Co., 6.50%, 03/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11           250,000            (2,315)

Fund pays quarterly payment of 0.068% (0.27% per annum) times notional amount of
Southwest Airlines Co., 6.50%, 03/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
JPMorgan Chase)                                                                    12/20/11         4,250,000             9,205

Fund pays quarterly payment of 0.068% (0.27% per annum) times notional amount of
Southwest Airlines Co., 6.50%, 03/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Merrill Lynch)                                                                     12/20/11           250,000            (2,315)

Fund pays quarterly payment of 0.068% (0.27% per annum) times notional amount of
Southwest Airlines Co, 6.50%, 03/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Merrill Lynch)                                                                     12/20/11         4,375,000            10,740

Fund pays quarterly payment of 0.048% (0.19% per annum) times notional amount of
TJX Companies, Inc., 7.45%, 12/15/09. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
Bank of America)                                                                   12/20/11         4,250,000            27,224


--------------------------------------------------------------------------------
20           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                 A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                                November 30, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                                                   UNREALIZED
                                                                                  EXPIRATION       NOTIONAL       APPRECIATION
DESCRIPTION                                                                          DATE           AMOUNT       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Fund pays monthly payment of 0.016% (0.19% per annum) times notional amount of TJX Companies, Inc., 7.45%, 12/15/09. Upon a defined credit event,
Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Bank of America)                                                    12/20/11     $     250,000    $        1,957

Fund receives monthly payment of 0.0775% (0.925% per annum) times notional amount of Washington Mutual, Inc., 5.25%, 09/15/17. Upon a defined credit event,
Fund will pay the notional amount and take receipt of the defined obligation.
(Counterparty: Goldman Sachs)                                                      12/20/12        (3,000,000)            9,151

Fund pays quarterly payment of 0.08% (0.32% per annum) times notional amount of Washington Mutual Co., 5.25%, 09/15/17. Upon a defined credit event,
Fund will receive the notional amount and deliver the defined obligation.
(Counter party: JPMorgan Chase)                                                    03/20/12         4,000,000           355,691

Fund pays quarterly payment of 0.113% (0.45% per annum) times notional amount of Weyerhaeuser Company, 6.75%, 03/15/12. Upon a defined credit event,
Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Merrill Lynch)                                                      03/20/12           250,000             1,410

Fund pays quarterly payment of 0.113% (0.45% per annum) times notional amount of Weyerhaeuser Company, 6.75%, 03/15/12. Upon a defined credit event,
Fund will receive the notional amount and deliver the defined obligation.
(Counterparty: Merrill Lynch)                                                      03/20/12         4,375,000            23,568

Fund pays quarterly payment of 0.085% (0.34% per annum) times notional amount of Whirlpool Corp., 7.75%, 07/15/16. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counter
party: JPMorgan Chase)                                                             12/20/11           250,000              (457)

                                                                                                                 --------------
                                                                                                                 $   (5,142,420)
                                                                                                                 ==============

--------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL RETURN SWAPS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET
                                                                                  EXPIRATION       NOTIONAL        UNREALIZED
DESCRIPTION                                                                          DATE           AMOUNT        DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset spread from Bank of America -
CMBS AAA 10 Year Index plus 50 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
and pays if the return on the spread depreciates over the payment period.          06/01/08     $  23,000,000    $     (122,784)
(Counterparty: Bank of America)

Fund receives payment on the monthly reset spread from Bank of America -
CMBS AAA 10 Year Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
(Counterparty: Bank of America)                                                    03/31/08        50,000,000        (1,292,246)

Fund receives payment on the monthly reset spread from Bank of America -
CMBS IG 10 Year Index plus 35 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
(Counterparty: Bank of America)                                                    05/01/08        12,000,000          (433,482)

Fund receives payment on the monthly reset spread from Bank of America -
CMBS AAA 10 Year Index plus 40 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
(Counterparty: Bank of America)                                                    04/30/08        45,000,000        (1,123,267)


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           21

                            SEI LIBOR PLUS PORTFOLIO
                 A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Schedule of Investments (Unaudited)
                               November 30, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET
                                                                                  EXPIRATION       NOTIONAL        UNREALIZED
DESCRIPTION                                                                          DATE           AMOUNT        DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset spread from Bank of America -
CMBS AAA 10 Year Index minus 80 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
(Counterparty: JPMorgan Chase)                                                     03/31/08     $  77,000,000    $   (1,992,091)

Fund receives payment on the monthly reset spread from Lehman - CMBS AAA
10 Year 8.5 Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counterparty:
Wachovia)                                                                          12/01/07        70,000,000        (2,767,840)

Fund receives payment on the monthly reset spread from Lehman - CMBS AAA
10 Year 8.5 Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counterparty:
JPMorgan Chase)                                                                    01/01/08        27,000,000        (1,047,357)

Fund receives payment on the monthly reset spread from Lehman - CMBS AAA
8.5+ Index plus 07 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counterparty:
Wachovia)                                                                          12/31/07        80,000,000        (3,163,245)
                                                                                                                 --------------
                                                                                                                 $  (11,942,312)
                                                                                                                 ==============

    (1) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2007.

    (2) Step Bond -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2007. The coupon on a step bond changes on a specified date.

    (3)  Non-income producing security.

    (4)  The rate reported is the effective yield at time of purchase.

    (5) Investment in affiliated security. Rate shown is the 7-day effective yield as of November 30, 2007.

    (6) Security exempt from registration under Rule 144A under the Securities Act of 1933. At November 30, 2007, the value of these securities amounted to $96,533,170 or 5.7% of net assets.

    ABS  -- Asset-Backed Security
    ARM  -- Adjustable Rate Mortgage
     Cl  -- Class
    CLO  -- Collateralized Loan Obligation
    CMO  -- Collateralized Mortgage Obligation
     DN  -- Discount Note
  FHLMC  -- Federal Home Loan Mortgage Corporation
   FNMA  -- Federal National Mortgage Association
   GNMA  -- Government National Mortgage Association
     IO  -- Interest Only
  LIBOR  -- London Interbank Offered Rate
    LLC  -- Limited Liability Company
   Ltd.  -- Limited
    MTN  -- Medium Term Notes
    NIM  -- Net Interest Margin
    PLC  -- Public Limited Company
    Ser  -- Series
 STRIPS  -- Separately Traded Registered Interest and Principal Securities
    TBA  -- To Be Announced
   TIPS  -- Treasury Inflated Protection Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
22           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                 Statement of Assets and Liabilities (Unaudited)
                                November 30, 2007

ASSETS
Investments, at market value (cost $1,834,271,322)                                 $  1,801,453,313
Affiliated investment, at market value (cost $351,161,815)                              351,161,815
Foreign currency (cost $201,442)                                                            199,127
Securities sold receivable                                                               78,995,011
Interest receivable                                                                       6,309,610
Receivable from Advisor                                                                     298,922
Prepaid offering costs                                                                       48,867
Prepaid expenses                                                                              2,501
                                                                                   ----------------
      Total assets                                                                    2,238,469,166
                                                                                   ----------------
LIABILITIES
Securities purchased payable                                                            505,038,748
Swap contracts, at value (premiums $(13,088,773))                                        29,971,046
Payable to custodian                                                                      4,735,219
Written options (premiums $(225,975))                                                       527,275
Management fees payable                                                                     425,419
Trustee fees payable                                                                            996
Chief Compliance Officer fees payable                                                           332
Accrued expenses and other liabilities                                                       48,265
                                                                                   ----------------
      Total liabilities                                                                 540,747,300
                                                                                   ----------------
      Net assets                                                                   $  1,697,721,866
                                                                                   ================

NET ASSETS:
Paid-in-capital (unlimited authorization - no par value)                           $  1,751,910,315
Undistributed net investment income                                                      22,630,416
Accumulated net realized loss on investments, futures,
   option contracts, swaps and foreign currency                                         (20,771,126)
Net unrealized depreciation on investments and option contracts                         (33,119,309)
Net unrealized depreciation on futures contracts                                         (6,044,282)
Net unrealized depreciation on swap contracts                                           (16,882,273)
Net unrealized depreciation on foreign currencies and translation
   of other assets and liabilities denominated in foreign currencies                         (1,875)
                                                                                   ----------------
      Net assets                                                                   $  1,697,721,866
                                                                                   ================

Net asset value per share (based on 175,128,544 shares outstanding)                $           9.69
                                                                                   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           23

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                       Statement of Operations (Unaudited)
For the period August 31, 2007 (commencement of operations) to November 30, 2007

Investment income:
   Interest (net of amortized premiums/discounts)                                  $     18,260,466
   Dividends from affiliated security                                                     4,995,227
                                                                                   ----------------
            Total investment income                                                      23,255,693
                                                                                   ----------------
Expenses:
   Management fees                                                                        1,242,488
   Administration fees                                                                      195,542
   Trustees' fees                                                                               996
   Chief Compliance Officer fees                                                                332
   Organizational expenses                                                                   72,637
   Professional fees                                                                         16,606
   Offering costs                                                                            16,230
   Printing expense                                                                           3,321
   Custody fees                                                                               2,989
   Other expenses                                                                            25,348
                                                                                   ----------------
            Total expenses                                                                1,576,489
                                                                                   ----------------
Waivers of expenses:
   Management fees                                                                         (951,212)
                                                                                   ----------------
            Net expenses                                                                    625,277
                                                                                   ----------------
            Net investment income                                                        22,630,416
                                                                                   ----------------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on:
      Investments                                                                         5,319,199
      Futures contracts                                                                     822,748
      Swap contracts                                                                    (26,913,603)
      Foreign currency transactions                                                             530
   Net change in unrealized loss on:
      Investments                                                                       (32,818,009)
      Futures contracts                                                                  (6,044,282)
      Written options                                                                      (301,300)
      Swap contracts                                                                    (16,882,273)
      Foreign currency and translation of other assets and
         liabilities denominated in foreign currency                                         (1,875)
                                                                                   ----------------
Net realized and unrealized loss from investments                                       (76,818,865)
                                                                                   ----------------
            Net decrease in net assets resulting from operations                   $    (54,188,449)
                                                                                   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
24           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                 Statement of Changes in Net Assets (Unaudited)
For the period August 31, 2007 (commencement of operations) to November 30, 2007

Increase in net assets from operations:
   Net investment income                                                           $     22,630,416
   Net realized loss from investments, futures contracts and
      swap contracts                                                                    (20,771,656)
   Net realized gain on foreign currency transactions                                           530
   Net change in unrealized loss on investments, futures contracts,
      written options and swap contracts                                                (56,045,864)
   Net change in unrealized loss on foreign currency and translation
      of other assets and liabilities denominated in foreign currency                        (1,875)
                                                                                   ----------------
         Net decrease in net assets resulting from operations                           (54,188,449)
                                                                                   ----------------

Capital
   Capital subscriptions*                                                             1,800,688,152
   Capital redemptions                                                                  (48,777,837)
                                                                                   ----------------
         Net increase in net assets resulting from capital                            1,751,910,315
                                                                                   ----------------
         Net increase in net assets                                                   1,697,721,866
                                                                                   ----------------

Net assets beginning of period                                                                   --
                                                                                   ----------------
Net assets end of period (Including net investment income of $22,630,416)          $  1,697,721,866
                                                                                   ================

*Includes subscriptions as a result of an in-kind transfer of securities (see
Note 9)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           25

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                        Financial Highlights (Unaudited)
For the period August 31, 2007 (commencement of operations) to November 30, 2007

These financial highlights reflect data for a share outstanding throughout the period:

Net asset value, beginning of period                                               $          10.00
                                                                                   ----------------

Investment operations
   Net investment income (a)                                                                   0.14
   Net realized and unrealized loss on securities                                             (0.45)
                                                                                   ----------------
   Total from investment operations                                                           (0.31)
                                                                                   ----------------
Net asset value, end of period                                                     $           9.69
                                                                                   ================

Total Return (b)                                                                              (3.10)%
                                                                                   ================
Net assets, end of period (000)                                                    $      1,697,722
                                                                                   ================
Ratios to average net assets:
   Expenses, net of waivers (c)                                                                0.16%
   Expenses, gross of waivers (c)                                                              0.40%
   Net investment income (c)                                                                   5.75%
Portfolio turnover (b)                                                                          109%

(a) Calculated based on average shares outstanding during the period.

(b) Returns and turnover rates are for the period indicated and have not been annualized.

(c) Annualized.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
26           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

(1)   ORGANIZATION AND NATURE OF OPERATIONS

      SEI Alpha Strategy Portfolios, LP (the "Fund") is a Delaware limited partnership established on May 22, 2007. The fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was established to facilitate the investment needs of registered investment company clients and institutional clients ("clients") of SEI Investments Management Corporation ("SIMC" or the "investment adviser") the investment adviser to the Fund. The Fund intends to establish various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC's clients.

      The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: the SEI LIBOR Plus Portfolio (the "Portfolio"), which commenced operations on August 31, 2007. SIMC also serves as the investment adviser to the Portfolio. The Portfolio's investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio's assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the 3-Month LIBOR (London Interbank Offered Rate).

      As of November 30, 2007, registered investment companies affiliated with the investment adviser owned 100% of the Portfolio.

      SEI Investment Strategies, LLC (the "General Partner"), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Adviser.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      (A)   USE OF ESTIMATES

            The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      (B)   VALUATION OF INVESTMENTS

            Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents

                                                                     (Continued)


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           27

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

      (B)   VALUATION OF INVESTMENTS (CONTINUED)

            may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

            Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

            For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the investment adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

            Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

                                                                     (Continued)


--------------------------------------------------------------------------------
28           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

      (C)   SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS

            Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

            Distributions  received  on  securities  that  represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

            Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

      (D)   REPURCHASE AGREEMENTS

            Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until the repurchase date of the repurchase agreement. The Portfolio also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Fund's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

      (E)   FEDERAL TAXES

            The Portfolio's taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Portfolio's earnings is the responsibility of its partners, rather than that of the Portfolio. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

      (F)   COMPENSATING BALANCES

            If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with US Bank, the custodian of the Fund, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with US Bank on the following day.

                                                                     (Continued)


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           29

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

      (G)   FOREIGN CURRENCY TRANSLATION

            The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

            (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

            (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

            The Portfolio does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

      (H)   FUTURES CONTRACTS

            The Portfolio utilized futures contracts during the period ended November 30, 2007. The Portfolio's investments in futures contracts are for tactical hedging purposes as well as to enhance the Portfolio's returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

            Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

      (I)   OPTIONS/SWAPTIONS WRITING/PURCHASING

            The Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio's returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

                                                                     (Continued)


--------------------------------------------------------------------------------
30           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

      (I)   OPTIONS/SWAPTIONS WRITING/PURCHASING

            The Portfolio had option/swaption contracts as of November 30, 2007 as disclosed in the Portfolio's Schedule of Investments.

            The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

            Written option transactions entered into during the period ended November 30, 2007 are summarized as follows:

                                              NUMBER OF
                                              CONTRACTS     PREMIUM
                                              -----------------------
            Options written                     (262)     $ (225,975)
                                              -----------------------
            Balance at the end of period        (262)     $ (225,975)
                                              =======================

            At November 30, 2007, the Portfolio had cash and/or securities at least equal to the value of written options/swaptions.

      (J)   SWAP AGREEMENTS

            A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Portfolio or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually

                                                                     (Continued)


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           31

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

      (J)   SWAP AGREEMENTS (CONTINUED)

            owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements securities may be set aside as collateral by the Portfolio's custodian. The Portfolio may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio's value from changes in interest rates, or to expose the Portfolio to a different security or market.

            Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

            Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

      (K)   DELAYED DELIVERY TRANSACTIONS

            The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

                                                                     (Continued)


--------------------------------------------------------------------------------
32           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

      (L)   COLLATERALIZED DEBT OBLIGATIONS

            The Portfolio may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

            For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

            The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

      (M)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

            The Portfolio declares its net income daily as a dividend and are paid daily. Such dividends are allocated among the limited partners based upon each limited partner's respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

      (N)   ORGANIZATION AND OFFERING COSTS

            Costs incurred in connection with the organization of the Portfolio were expensed as incurred. Initial offering costs have been deferred and will be amortized on a straight-line basis over the first twelve months of the Portfolio's operations.

                                                                     (Continued)


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           33

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

      (O)   INDEMNIFICATIONS

            The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, since inception the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(3)   INVESTMENT ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS

      SIMC serves as investment adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.16% of the Portfolio's average daily net assets.

      As of November 30, 2007, SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC, Hyperion Brookfield Asset Management, Inc., and Smith Breeden Associates, Inc. SIMC pays the sub-advisers out of the investment advisory fees it receives.

      SEI Global Services, Inc. (the "Administrator"), serves as the Fund's administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Fund's Net Asset Value, which is accrued daily and is paid monthly in arrears.

      Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. ("SIDCo.") acts as the placement agent for the shares of the Portfolio. SIDCo. receives no compensation for its services.

(4)   ALLOCATION OF PROFITS AND LOSSES

      For federal income tax purposes, the Portfolio's items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take account equitably of the variations between the Portfolio's tax basis in and book value of its assets. Items of income, deduction, gain and loss for federal income tax purposes is allocated among the limited partners based upon each limited partner's respective ownership percentage.

                                                                     (Continued)


--------------------------------------------------------------------------------
34           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

(5)   CAPITAL SUBSCRIPTIONS AND REDEMPTIONS

      Shares of the Portfolio may be issued on any day that the New York Stock Exchange ("NYSE") is open for business (a "business day"). The Portfolio calculates its net asset value ("NAV") once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time).

      Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

      Share transactions of the Portfolio for the period from August 31, 2007 (commencement of operations) to November 30, 2007, were as follows:

      Shares Issued                           180,205,596
      Shares Redeemed                          (5,077,052)
      ----------------------------------------------------
      Total Share Transactions                175,128,544
      ====================================================

(6)   INVESTMENT TRANSACTIONS

      The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the period from August 31, 2007 (commencement of operations) through November 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                 U.S. Gov't         Other            Total
      --------------------------------------------------------------------------
      Purchases               $ 1,507,767,758   $ 274,650,322   $ 1,782,418,080
      Sales and Maturities      1,426,615,506      51,451,375     1,478,066,881

(7)   FEDERAL TAX INFORMATION

      The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at November 30, 2007, were as follows:

-------------------------------------------------------------------------------------------------
                                                                           Net Unrealized
Federal Tax cost   Appreciated Securities   Depreciated Securities   Appreciation/(Depreciation)
-------------------------------------------------------------------------------------------------
$  2,185,433,137   $            8,876,867   $          (41,694,876)  $               (32,818,009)

                                                                     (Continued)


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           35

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

(8)   CONCENTRATIONS/RISKS

      The market value of the Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(9)   IN-KIND TRANSFER OF SECURITIES

      During the period ended November 30, 2007, the Portfolio issued shares in exchange for securities. These securities were transferred at their current value on the date of the transaction. These securities were transferred from registered investment companies affiliated with the investment adviser

      -----------------------------------------
      Transaction     Shares
          Date        Issued         Value
      -----------------------------------------

        8/31/2007   95,340,268   $ 953,402,679

(10)  RECENT ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the Portfolio's tax positions and has concluded that no provision for income tax is required as of November 30, 2007. However, management's conclusions regarding FIN 48 could change in the future to the extent there are changes in tax laws and/or additional guidance from the IRS regarding interpretations of the existing laws.

      In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair

                                                                     (Continued)


--------------------------------------------------------------------------------
36           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                    Notes to Financial Statements (Unaudited)

                                November 30, 2007

(10)  RECENT ACCOUNTING PRONOUNCEMENTS (CONTINUED)

      value measurements. As of November 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

                                                                     (Concluded)


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           37

                            SEI LIBOR PLUS PORTFOLIO
                  A Series of SEI Alpha Strategy Portfolios, LP
                        (a Delaware Limited Partnership)

                     Disclosure of Fund Expenses (Unaudited)

           For the period August 31, 2007 (commencement of operations)
                              to November 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING     ENDING                  EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                 08/31/07     11/30/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
SEI LIBOR PLUS PORTFOLIO
--------------------------------------------------------------------------------
Actual Fund Return              $ 1,000.00   $   969.00         0.16%  $   0.38
Hypothetical 5% Return            1,000.00     1,024.27         0.16%      0.81
--------------------------------------------------------------------------------

* THE FUND COMMENCED OPERATIONS ON AUGUST 31, 2007. EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 91/365.

** EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).


--------------------------------------------------------------------------------
38           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE FUND'S INVESTMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

      SEI Alpha Strategy Portfolios, LP (the "Fund") has been established to facilitate the investment needs of registered investment company clients and institutional clients ("clients") of SEI Investments Management Corporation ("SIMC") (the "Adviser"), the investment adviser to the Fund. The Fund intends to establish various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC's clients.

      The Fund has currently established one series of units of limited partnership interest representing interests in one portfolio: the SEI LIBOR Plus Portfolio (the "Portfolio"). The Fund and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Portfolio and may manage the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Fund's Board of Directors (the "Board"), the Portfolio's sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Sub-Advisers also are responsible for managing their employees who provide services to the Portfolio. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

      The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Portfolio's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Directors or by a vote of the shareholders of the Portfolio; and
(ii) by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Portfolio's Directors must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

      Consistent with these responsibilities, the Fund's Board of Directors will call and hold meetings each year that will be dedicated to considering whether to renew the Investment Advisory Agreements between the Fund and SIMC and SIMC and the Sub-Advisers with respect to the Portfolio of the Fund. In preparation for these meetings, the Board will request and review a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board will also receive extensive data provided by third parties. This information is in addition to the detailed information about the Portfolio that the Board will review during the course of each year, including information that relates to Portfolio operations and Portfolio performance. The


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           39

Directors will also receive a memorandum from Portfolio counsel and independent counsel to the Independent Directors regarding the responsibilities of Directors in connection with their consideration of whether to renew the Fund's Investment Advisory Agreements. Finally, the Independent Directors will receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of Portfolio management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

      Specifically, the Board will request and receive written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Portfolio compared with the fees each charge to comparable mutual funds; (f) the Portfolio's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Portfolio-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Portfolio's performance compared with similar mutual funds.

      At the June 29, 2007 organizational meeting of the Board of Directors, the Directors, including a majority of the Independent Directors, initially approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Portfolio. At the organizational Board meeting, the Board concluded it was reasonable to take into account the conclusions the Board reached when considering and evaluating the renewal of the current investment advisory agreements between SIMC and other SEI funds (the "SEI Funds"), which occurred at the March 14, 2007 in-person Board meeting, as part of its considerations to approve the Advisory Agreement. This conclusion was based on the fact that SIMC acts as "manager of managers" for the SEI Funds, and the representation that SIMC will act similarly for the Portfolio. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the organizational Board meeting and the March 14, 2007 Board meeting, including:

o the nature, extent and quality of the services to be provided to the Portfolio under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio;

o the Portfolio's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the SEI Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Portfolio investors.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Directors considered the nature, extent and quality of the services to be provided by SIMC and the Sub-Advisers to the Portfolio


--------------------------------------------------------------------------------
40           SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007
and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio. In this regard, the Directors evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Directors found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio supported approval of the Investment Advisory Agreements.

      FUND EXPENSES. With respect to the Portfolio's expenses under the Investment Advisory Agreements, the Directors considered the rate of compensation called for by the Investment Advisory Agreements and the Portfolio's net operating expense ratio in comparison to those of other comparable mutual funds. The Directors also considered information about average expense ratios of comparable mutual funds in the Portfolio's peer group. Finally, the Directors considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Portfolio expenses from exceeding a specified cap. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Portfolio would be reasonable and supported approval of the Investment Advisory Agreements.

      PROFITABILITY. With regard to profitability, the Directors considered all compensation that would flow to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Directors considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Portfolio by SIMC and the Sub-Advisers and their affiliates. The Directors found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Portfolio directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers would be reasonable and supported approval of the Investment Advisory Agreements.

      ECONOMIES OF SCALE. The Directors considered the existence of any economies of scale and whether those would be passed along to the Portfolio's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Portfolio would obtain reasonable benefit from economies of scale.

      Based on the Directors' deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Directors did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI LIBOR Plus Portfolio / Financial Statements / November 30, 2007           41

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Portfolio has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Alpha Strategy Portfolios, LP


By (Signature and Title)*                   /s/ Robert A. Nesher
                                            ------------------------------------
                                            Robert A. Nesher, President & CEO

Date:  January 29, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Robert A. Nesher
                                            ------------------------------------
                                            Robert A. Nesher, President & CEO

Date:  January 29, 2008

By (Signature and Title)*                   /s/ Stephen F. Panner
                                            ------------------------------------
                                            Stephen F. Panner, Controller & CFO

Date:  January 29, 2008

* Print the name and title of each signing officer under his or her signature.